INCOME TAXES (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Net operating loss carryover	$ 12,113,000	$ 11,921,000	$ 11,282,000
Net operating loss, subject to expiration	4,963,000
Net operating loss carryforward, not subject to expiration	$ 7,151,000